Leases - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about leases not yet commenced
Interest expense on lease liabilities	$ 24	$ 22	$ 21
Cash outflow for leases	268	262	228
Property, plant and equipment	8,507	9,183	8,251
Cash proceeds from disposal of property, plant and equipment	282	13	106
Lease liabilities	953	987	681
Right-of-use assets	942	988	666
Leases committed to and not yet commenced
Disclosure of quantitative information about leases not yet commenced
Nominal value of estimated future lease payments	1,460
Property leases not yet commenced | US
Disclosure of quantitative information about leases not yet commenced
Nominal value of estimated future lease payments	$ 1,349
Lease term	15 years
Land and buildings
Disclosure of quantitative information about leases not yet commenced
Property, plant and equipment	$ 2,951	3,500	3,025
Right-of-use assets	771	807	$ 488
Waltham site
Disclosure of quantitative information about leases not yet commenced
Property, plant and equipment		$ 124
Cash proceeds from disposal of property, plant and equipment	265
Lease liabilities	28
Right-of-use assets	13
Waltham site | Other operating income and expense
Disclosure of quantitative information about leases not yet commenced
Gains on disposals of property, plant and equipment	$ 125